Investments in Investees (Details) ₪ in Thousands, $ in Thousands										1 Months Ended			12 Months Ended
	Sep. 27, 2017	Apr. 20, 2016	Apr. 05, 2012 USD ($)	Apr. 05, 2012 ILS (₪)	Apr. 04, 2012 USD ($) shares	Jul. 01, 2010 shares	May 26, 2010 USD ($)	May 26, 2010 ILS (₪)	Dec. 28, 2007	Feb. 28, 2022 shares	Feb. 29, 2020 USD ($)	Feb. 29, 2020 ILS (₪)	Dec. 31, 2022
Investments in Investees (Details) [Line Items]
Purchase of ordinary shares (in Shares)					65,771					6,885,626
Percentage of issued and outstanding share capital		46.52%			49.00%	46.52%
Share capital in return (in Dollars) | $					$ 211
Percentage of voting rights			51.00%	51.00%			60.00%	60.00%
Cash payment			$ 253	₪ 946							$ 459	₪ 1,583
Increased interest, percentage			100.00%	100.00%
Percentage of ordinary shares owned							7.00%	7.00%
Total investment							$ 312	₪ 1,200
Allocated share (in Shares)						174
Percentage of management fees													3.00%
ALD College Ltd. [Member]
Investments in Investees (Details) [Line Items]
Percentage of investment holding													100.00%
ALD Software [Member]
Investments in Investees (Details) [Line Items]
Percentage of investment holding									87.35%
Sensecom Project Consulting [Member]
Investments in Investees (Details) [Line Items]
Percentage of investment holding	49.94%
QPoint [Member]
Investments in Investees (Details) [Line Items]
Percentage of investment holding	50.06%	50.06%					46.52%	46.52%					25.00%
Aginix [Member]
Investments in Investees (Details) [Line Items]
Percentage of investment holding		49.94%
Percentage of management fees													3.00%